Taxation - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2008	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Unified corporate income tax rate	25.00%
Preferential tax rate		15.00%
Preferential tax rate extension period		3 years
Statutory income tax rate		25.00%	25.00%
Net operating loss carryforwards		$ 83,120		$ 61,257
Minimum
Income Tax [Line Items]
Statutory income tax rate		15.00%
Net operating loss carryforwards expiration year				2025
Maximum
Income Tax [Line Items]
Statutory income tax rate		25.00%
Net operating loss carryforwards expiration year				2029
Hong Kong
Income Tax [Line Items]
Statutory income tax rate		16.50%
Shenzhen Ucloudlink Technology Limited
Income Tax [Line Items]
Preferential tax rate				15.00%	15.00%
Preferential tax rate extension period				3 years	3 years